CALVERT LARGE CAP VALUE FUND
CALVERT EQUITY INCOME FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2014, as revised April 15, 2014
Date of Supplement: December 12, 2014
Change in Portfolio Managers for Calvert Large Cap Value Fund and Calvert Equity Income Fund
The table under “Portfolio Management” in the Fund Summary for Calvert Large Cap Value Fund on page 46 is revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Rachel Volynsky, CFA	Vice President & Senior Portfolio Manager, Calvert	Since December 2014
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since December 2014
Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert	Since July 2000
The table under “Portfolio Management” in the Fund Summary for Calvert Equity Income Fund on page 51 is revised and restated as follows:
Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager Name	Title	Length of Time Managing Fund
Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert	Since October 2011
Rachel Volynsky, CFA	Vice President & Senior Portfolio Manager, Calvert	Since December 2014
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities, Calvert	Since August 2013
The table under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert Large Cap Value Fund and Calvert Equity Income Fund” on page 87 is revised and restated as follows:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Rachel Volynsky, CFA
July 2014-present: Vice President and Senior Portfolio Manager, Calvert.
August 2010-July 2014: Vice President and Portfolio Manager, Invesco-Canada
July 2000-May 2009: Vice President and Portfolio Manager, TD Asset Management
Lead Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund
Yvonne M. Bishop, CFA	Assistant Portfolio Manager, Calvert.	Co-Portfolio Manager, Calvert Large Cap Value Fund and Lead Portfolio Manager, Calvert Equity Income Fund
Natalie A. Trunow	Senior Vice President, Chief Investment Officer - Equities for Calvert, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Co-Portfolio Manager, Calvert Large Cap Value Fund and Calvert Equity Income Fund